Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents
Cash and cash equivalents

	At December 31,
	2015	2016	2017
	(in thousands)
Cash at banks	$2,408	$8,765	$2,039
Cash equivalents	5,880	11,437	909
Cash and cash equivalents	$8,288	$20,202	$2,948

Cash at banks earns no interest. Cash equivalents in money market funds are invested for short-term periods depending on the immediate cash requirements of the Company, and earn interest at market rates for short-term investments. The fair value of cash and cash equivalents is equal to book value. Most of the cash and cash equivalents is held in U.S. dollar and euros as follows:

	At December 31,
	2015	2016	2017
	(in thousands)
U.S. dollar denominated accounts	$7,352	$19,122	$1,343
Euro denominated accounts	826	949	1,503
GBP denominated accounts	15	23	30
SGP denominated accounts	31	53	16
NIS denominated accounts	25	36	11
RMB denominated accounts	18	2	21
Other currencies denominated accounts	21	17	24
Cash and cash equivalents	$8,288	$20,202	$2,948